Personnel expenses - Summary of Personnel Expense (Detail) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Classes of employee benefits expense [abstract]
Wages and salaries	€ 860	€ 694	€ 541
Social costs	85	265	111
Contributions to retirement plans	40	32	26
Share-based compensation	223	176	122
Other employee benefits	124	97	88
Total	€ 1,332	€ 1,264	€ 888
Average full-time employees | employee	6,617	5,584	4,405